Retained Earnings and Accumulated Other Comprehensive Income - Retained Earnings (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Balance at beginning	$ 78,510,909
Acquisition of non-controlling interests		$ (222,190)
Dividends paid	(2,664,340)	(2,345,430)	$ (1,581,809)
Sale of shares	100,246	1,954,312	2,301,918
Share-based compensation	1,108,094	1,305,999	1,468,337
Net income for the year	6,106,813	7,615,270	6,577,522
Balance at ending	82,431,278	78,510,909
Adoption of IFRS 9 - Expected credit losses
Cumulative adjustment for IFRS		(202,464)
Adoption of IFRS 15
Cumulative adjustment for IFRS		2,384,655
Retained Earnings
Balance at beginning	78,510,909	74,983,656
Acquisition of non-controlling interests	766	(183,041)
Dividends paid	(1,066,187)	(1,068,868)	(1,084,192)
Net gain on partial disposition of Open Ended Fund	(837,520)
Share cancellation		(2,694,201)
Sale of shares	(1,585,963)	(446,542)	(320,654)
Share-based compensation	1,108,094	1,305,999	1,468,337
Net income for the year	4,626,139	6,009,414
Balance at ending	82,431,278	78,510,909	74,983,656
Retained Earnings | Adoption of IFRS 9 - Expected credit losses
Cumulative adjustment for IFRS		(167,028)
Retained Earnings | Adoption of IFRS 9 - New classification of Financial Instruments
Cumulative adjustment for IFRS		(827,932)
Retained Earnings | Adoption of IFRS 15
Cumulative adjustment for IFRS		1,599,452
Legal Reserve
Balance at beginning	2,139,007	2,139,007
Balance at ending	2,139,007	2,139,007	2,139,007
Unappropriated Earnings
Balance at beginning	70,362,488	68,320,153
Appropriation of net income	6,009,414	4,524,496
Acquisition of non-controlling interests	766	(183,041)
Dividends paid	(1,066,187)	(1,068,868)
Net gain on partial disposition of Open Ended Fund	(837,520)
Share cancellation		(2,694,201)
Sale of shares	(1,585,963)	(446,542)
Share-based compensation	1,108,094	1,305,999
Balance at ending	75,666,132	70,362,488	68,320,153
Unappropriated Earnings | Adoption of IFRS 9 - Expected credit losses
Cumulative adjustment for IFRS		(167,028)
Unappropriated Earnings | Adoption of IFRS 9 - New classification of Financial Instruments
Cumulative adjustment for IFRS		(827,932)
Unappropriated Earnings | Adoption of IFRS 15
Cumulative adjustment for IFRS		1,599,452
Net Income for the Year
Balance at beginning	6,009,414	4,524,496
Appropriation of net income	(6,009,414)	(4,524,496)
Net income for the year	4,626,139	6,009,414
Balance at ending	$ 4,626,139	$ 6,009,414	$ 4,524,496